Finance income/(expenses), net (Tables)	6 Months Ended
Jun. 30, 2023
Finance Income (Expense) [Abstract]
Disclosure of detailed information about finance income (cost)

in € thousand	Six months ended June 30,
	2023	2022
Interest income from other parties	504	35
TOTAL FINANCE INCOME	504	35
Interest expense on loans	(5,623)	(2,695)
Interest expense on refund liabilities	(2,615)	(4,812)
Interest expenses on lease liabilities	(619)	(457)
Other interest expense	(22)	(235)
TOTAL FINANCE EXPENSES	(8,879)	(8,199)
FOREIGN EXCHANGE GAIN/(LOSSES), NET	4,517	(10,657)
FINANCE INCOME/(EXPENSES), NET	(3,858)	(18,821)